UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Balanced Fund
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2010

1.797921.106

AIG-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 59.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.1%
Auto Components - 0.2%
Johnson Controls, Inc.	62,200	$ 1,775
TRW Automotive Holdings Corp. (a)	16,575	499
		2,274
Automobiles - 0.4%
Daimler AG (United States) (a)	10,600	521
Ford Motor Co. (a)	110,115	1,292
Harley-Davidson, Inc.	36,700	1,109
Toyota Motor Corp. sponsored ADR	6,600	477
		3,399
Distributors - 0.1%
Li & Fung Ltd.	133,000	577
Diversified Consumer Services - 0.0%
Educomp Solutions Ltd.	19,762	228
Hotels, Restaurants & Leisure - 1.0%
Darden Restaurants, Inc.	16,000	686
Las Vegas Sands Corp. (a)	28,900	679
Marriott International, Inc. Class A	34,800	1,164
McDonald's Corp.	74,300	4,968
Royal Caribbean Cruises Ltd. (a)	20,400	592
Starwood Hotels & Resorts Worldwide, Inc.	31,000	1,434
		9,523
Household Durables - 0.2%
D.R. Horton, Inc.	46,500	567
M.D.C. Holdings, Inc.	19,169	602
Newell Rubbermaid, Inc.	35,000	583
Stanley Black & Decker, Inc.	12,196	680
		2,432
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	18,117	2,273
Expedia, Inc.	41,462	894
Rakuten, Inc.	445	310
		3,477
Leisure Equipment & Products - 0.1%
Brunswick Corp.	24,774	433
Eastman Kodak Co. (a)	59,300	334
		767
Media - 1.8%
DIRECTV (a)	84,900	3,200
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Liberty Global, Inc. Class A (a)	24,700	$ 637
Naspers Ltd. Class N	8,500	333
The Walt Disney Co.	156,100	5,217
Time Warner Cable, Inc.	39,576	2,166
Time Warner, Inc.	101,653	3,150
Viacom, Inc. Class B (non-vtg.) (a)	67,344	2,263
		16,966
Multiline Retail - 0.3%
Target Corp.	56,500	3,081
Specialty Retail - 1.5%
Best Buy Co., Inc.	36,417	1,539
Hengdeli Holdings Ltd.	796,000	330
Home Depot, Inc.	130,600	4,422
Inditex SA	11,903	665
Lowe's Companies, Inc.	125,700	3,111
Ross Stores, Inc.	14,479	759
Sally Beauty Holdings, Inc. (a)	73,100	688
Tiffany & Co., Inc.	14,600	663
TJX Companies, Inc.	42,400	1,928
Urban Outfitters, Inc. (a)	16,300	592
		14,697
Textiles, Apparel & Luxury Goods - 0.1%
LVMH Moet Hennessy - Louis Vuitton	4,541	482
Ports Design Ltd.	69,000	167
Trinity Ltd.	318,000	207
		856
TOTAL CONSUMER DISCRETIONARY		58,277
CONSUMER STAPLES - 6.5%
Beverages - 2.3%
Anheuser-Busch InBev SA NV	35,499	1,716
Coca-Cola Bottling Co. Consolidated	6,384	318
Coca-Cola FEMSA SAB de CV sponsored ADR	5,062	337
Coca-Cola Icecek AS	18,254	169
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	3,534	340
Constellation Brands, Inc. Class A (sub. vtg.) (a)	103,058	1,717
Diageo PLC sponsored ADR	23,758	1,456
Embotelladora Andina SA sponsored ADR	16,639	342
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Molson Coors Brewing Co. Class B	64,093	$ 2,630
PepsiCo, Inc.	62,211	3,912
The Coca-Cola Co.	175,010	8,996
		21,933
Food & Staples Retailing - 1.5%
BJ's Wholesale Club, Inc. (a)	27,720	1,111
CVS Caremark Corp.	104,607	3,623
Kroger Co.	53,105	1,069
Safeway, Inc.	42,281	936
Wal-Mart Stores, Inc.	75,232	3,804
Walgreen Co.	120,578	3,863
		14,406
Food Products - 0.7%
Archer Daniels Midland Co.	38,133	964
Ausnutria Dairy Hunan Co. Ltd. Class H	254,000	168
Bunge Ltd.	3,357	164
Dean Foods Co. (a)	139,085	1,481
Green Mountain Coffee Roasters, Inc. (a)	19,560	463
Nestle SA	31,502	1,429
Unilever NV (NY Shares) unit	59,318	1,620
Viterra, Inc. (a)	22,100	165
		6,454
Household Products - 1.0%
Colgate-Palmolive Co.	7,086	553
Energizer Holdings, Inc. (a)	13,199	742
Procter & Gamble Co.	146,743	8,965
		10,260
Personal Products - 0.3%
Avon Products, Inc.	100,090	2,651
Tobacco - 0.7%
Altria Group, Inc.	95,418	1,936
British American Tobacco PLC sponsored ADR	56,027	3,280
Philip Morris International, Inc.	39,900	1,760
Souza Cruz Industria Comerico	4,750	172
		7,148
TOTAL CONSUMER STAPLES		62,852
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 6.3%
Energy Equipment & Services - 1.3%
Baker Hughes, Inc.	99,260	$ 3,786
Cameron International Corp. (a)	4,400	159
Ensco International Ltd. ADR	11,566	433
Halliburton Co.	77,000	1,912
National Oilwell Varco, Inc.	11,688	446
Pride International, Inc. (a)	43,635	1,081
Saipem SpA	33,002	1,037
Schlumberger Ltd.	3,800	213
Smith International, Inc.	36,852	1,384
Transocean Ltd. (a)	17,593	999
Weatherford International Ltd. (a)	78,696	1,111
		12,561
Oil, Gas & Consumable Fuels - 5.0%
Alpha Natural Resources, Inc. (a)	5,400	207
Anadarko Petroleum Corp.	23,309	1,220
Apache Corp.	11,400	1,021
Arch Coal, Inc.	43,250	932
BG Group PLC	134,101	2,069
BP PLC	42,300	304
BP PLC sponsored ADR	19,100	820
Chevron Corp.	97,017	7,167
China Shenhua Energy Co. Ltd. (H Shares)	57,500	232
Concho Resources, Inc. (a)	12,963	675
ConocoPhillips	8,645	448
Denbury Resources, Inc. (a)	109,650	1,804
Ellora Energy, Inc. (a)(e)	106,700	980
EXCO Resources, Inc.	16,616	287
Exxon Mobil Corp.	12,375	748
Falkland Oil & Gas Ltd. (a)	58,800	165
Frontier Oil Corp.	19,400	270
Imperial Oil Ltd.	13,500	524
InterOil Corp. (a)	5,700	281
Marathon Oil Corp.	80,216	2,494
Massey Energy Co.	16,500	546
Occidental Petroleum Corp.	27,169	2,242
OPTI Canada, Inc. (a)	37,700	71
Peabody Energy Corp.	5,600	218
Petrobank Energy & Resources Ltd. (a)	24,600	1,062
Petrohawk Energy Corp. (a)	58,365	1,122
Pioneer Natural Resources Co.	6,300	401
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains Exploration & Production Co. (a)	31,936	$ 706
Range Resources Corp.	7,550	339
Royal Dutch Shell PLC Class B ADR	110,400	5,591
Southwestern Energy Co. (a)	59,903	2,253
Suncor Energy, Inc.	93,880	2,924
Talisman Energy, Inc.	104,100	1,796
Ultra Petroleum Corp. (a)	19,478	896
Whiting Petroleum Corp. (a)	17,358	1,453
XTO Energy, Inc.	78,700	3,364
		47,632
TOTAL ENERGY		60,193
FINANCIALS - 9.6%
Capital Markets - 1.4%
Ameriprise Financial, Inc.	36,843	1,466
Bank of New York Mellon Corp.	7,254	197
Charles Schwab Corp.	68,750	1,123
Evercore Partners, Inc. Class A	6,500	212
Franklin Resources, Inc.	7,691	754
Goldman Sachs Group, Inc.	890	128
Invesco Ltd.	42,062	781
Morgan Stanley	196,097	5,316
State Street Corp.	81,365	3,106
TD Ameritrade Holding Corp. (a)	21,000	372
		13,455
Commercial Banks - 2.7%
BB&T Corp.	37,551	1,136
East West Bancorp, Inc.	31,612	537
FirstMerit Corp.	43,597	813
Huntington Bancshares, Inc.	189,263	1,166
KeyCorp	82,952	665
PNC Financial Services Group, Inc.	104,040	6,529
Regions Financial Corp.	131,000	1,000
Sumitomo Mitsui Financial Group, Inc.	57,700	1,712
SunTrust Banks, Inc.	45,951	1,238
U.S. Bancorp, Delaware	81,400	1,950
Wells Fargo & Co.	318,831	9,147
		25,893
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 0.7%
American Express Co.	84,783	$ 3,380
Capital One Financial Corp.	40,900	1,689
Discover Financial Services	113,141	1,522
Promise Co. Ltd.	41,300	268
		6,859
Diversified Financial Services - 2.7%
Bank of America Corp.	385,137	6,062
Citigroup, Inc. (a)	1,426,787	5,650
CME Group, Inc.	4,418	1,399
IntercontinentalExchange, Inc. (a)	3,752	436
JPMorgan Chase & Co.	304,699	12,060
NBH Holdings Corp. Class A (a)(e)	28,500	556
		26,163
Insurance - 1.5%
Aegon NV (a)	43,984	251
Allstate Corp.	46,184	1,415
Aon Corp.	9,500	375
Berkshire Hathaway, Inc. Class B (a)	14,491	1,022
CNO Financial Group, Inc. (a)	141,057	791
Genworth Financial, Inc. Class A (a)	42,700	666
MetLife, Inc.	127,809	5,175
Progressive Corp.	52,190	1,022
Protective Life Corp.	34,300	738
Sony Financial Holdings, Inc.	219	758
The First American Corp.	27,374	932
Unum Group	53,900	1,245
		14,390
Real Estate Investment Trusts - 0.4%
Digital Realty Trust, Inc. (d)	8,700	495
ProLogis Trust	71,394	812
SL Green Realty Corp.	9,600	598
Sunstone Hotel Investors, Inc. (a)	35,184	388
The Macerich Co.	9,900	409
U-Store-It Trust	50,145	412
Ventas, Inc.	16,303	765
		3,879
Real Estate Management & Development - 0.1%
BR Malls Participacoes SA	52,400	661
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Forest City Enterprises, Inc. Class A (a)	9,417	$ 125
Indiabulls Real Estate Ltd. (a)	186,776	635
		1,421
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. (a)	72,900	886
Washington Mutual, Inc. (a)	130,000	16
		902
TOTAL FINANCIALS		92,962
HEALTH CARE - 6.6%
Biotechnology - 1.0%
Acorda Therapeutics, Inc. (a)	8,700	299
AMAG Pharmaceuticals, Inc. (a)	12,900	411
Amgen, Inc. (a)	27,320	1,415
AVEO Pharmaceuticals, Inc.	18,800	151
Biogen Idec, Inc. (a)	44,900	2,130
BioMarin Pharmaceutical, Inc. (a)	41,205	804
Genzyme Corp. (a)	54,028	2,628
Gilead Sciences, Inc. (a)	37,286	1,339
Human Genome Sciences, Inc. (a)	14,100	349
United Therapeutics Corp. (a)	6,800	348
		9,874
Health Care Equipment & Supplies - 1.2%
American Medical Systems Holdings, Inc. (a)	18,997	429
C. R. Bard, Inc.	12,662	1,025
CareFusion Corp. (a)	50,000	1,271
Covidien PLC	51,941	2,202
Edwards Lifesciences Corp. (a)	37,136	1,876
ev3, Inc. (a)	43,998	832
Mako Surgical Corp. (a)	42,311	557
Quidel Corp. (a)	47,670	558
Stryker Corp.	30,000	1,591
Thoratec Corp. (a)	8,500	373
William Demant Holding AS (a)	12,406	884
		11,598
Health Care Providers & Services - 1.4%
CIGNA Corp.	52,439	1,755
Express Scripts, Inc. (a)	31,874	3,207
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Henry Schein, Inc. (a)	34,500	$ 1,946
Medco Health Solutions, Inc. (a)	58,414	3,368
UnitedHealth Group, Inc.	93,769	2,726
		13,002
Health Care Technology - 0.1%
Allscripts-Misys Healthcare Solutions, Inc. (a)	62,900	1,183
Life Sciences Tools & Services - 0.5%
Covance, Inc. (a)	15,907	839
Illumina, Inc. (a)	29,659	1,247
Life Technologies Corp. (a)	30,355	1,520
QIAGEN NV (a)	48,830	1,029
		4,635
Pharmaceuticals - 2.4%
Abbott Laboratories	52,878	2,515
Allergan, Inc.	40,852	2,459
Johnson & Johnson	44,326	2,584
Merck & Co., Inc.	185,596	6,253
Novo Nordisk AS Series B	13,982	1,081
Perrigo Co.	10,441	620
Pfizer, Inc.	405,584	6,177
Shire PLC sponsored ADR	21,233	1,300
		22,989
TOTAL HEALTH CARE		63,281
INDUSTRIALS - 6.9%
Aerospace & Defense - 1.4%
Goodrich Corp.	29,662	2,059
Honeywell International, Inc.	24,100	1,031
Precision Castparts Corp.	11,279	1,316
Raytheon Co.	45,872	2,404
The Boeing Co.	42,100	2,702
United Technologies Corp.	65,367	4,404
		13,916
Air Freight & Logistics - 0.2%
FedEx Corp.	24,600	2,054
Airlines - 0.2%
Southwest Airlines Co.	112,921	1,405
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.2%
Armstrong World Industries, Inc. (a)	12,444	$ 467
Masco Corp.	54,479	727
Owens Corning (a)	22,744	758
		1,952
Commercial Services & Supplies - 0.0%
Republic Services, Inc.	10,600	309
Construction & Engineering - 0.2%
Fluor Corp.	22,800	1,070
Granite Construction, Inc.	7,716	229
Jacobs Engineering Group, Inc. (a)	10,382	434
KBR, Inc.	15,002	330
		2,063
Electrical Equipment - 1.1%
Cooper Industries PLC Class A	33,720	1,584
First Solar, Inc. (a)(d)	41,482	4,661
JA Solar Holdings Co. Ltd. ADR (a)	182,282	888
Regal-Beloit Corp.	26,665	1,608
Saft Groupe SA	13,700	425
Solarfun Power Holdings Co. Ltd. ADR (a)	101,720	759
Vestas Wind Systems AS (a)	4,200	201
		10,126
Industrial Conglomerates - 1.3%
Carlisle Companies, Inc.	13,303	517
General Electric Co.	580,863	9,497
Textron, Inc.	57,500	1,189
Tyco International Ltd.	33,800	1,223
		12,426
Machinery - 1.6%
Caterpillar, Inc.	39,900	2,424
Cummins, Inc.	39,629	2,694
Danaher Corp.	36,474	2,895
Deere & Co.	42,000	2,423
Dover Corp.	11,900	534
Eaton Corp.	9,552	668
Ingersoll-Rand Co. Ltd.	34,800	1,298
Navistar International Corp. (a)	29,200	1,582
NSK Ltd.	26,000	190
Timken Co.	8,300	239
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Toro Co.	9,275	$ 496
Vallourec SA	2,119	397
		15,840
Road & Rail - 0.7%
CSX Corp.	55,370	2,893
Union Pacific Corp.	52,700	3,764
		6,657
TOTAL INDUSTRIALS		66,748
INFORMATION TECHNOLOGY - 11.2%
Communications Equipment - 0.3%
Aruba Networks, Inc. (a)(d)	80,998	1,085
Ciena Corp. (a)	69,026	1,075
Meru Networks, Inc. (a)	20,799	272
Sycamore Networks, Inc.	21,611	381
		2,813
Computers & Peripherals - 2.4%
A-DATA Technology Co. Ltd. (a)	178,000	387
Apple, Inc. (a)	55,845	14,361
HTC Corp.	67,000	911
SanDisk Corp. (a)	158,825	7,404
		23,063
Electronic Equipment & Components - 0.3%
Agilent Technologies, Inc. (a)	67,819	2,195
BYD Co. Ltd. (H Shares)	54,500	457
Tyco Electronics Ltd.	14,533	419
		3,071
Internet Software & Services - 0.8%
eBay, Inc. (a)	148,042	3,170
Google, Inc. Class A (a)	2,332	1,131
Monster Worldwide, Inc. (a)	30,115	445
WebMD Health Corp. (a)	63,704	2,900
		7,646
IT Services - 0.1%
Heartland Payment Systems, Inc.	10,444	172
Visa, Inc. Class A	12,536	908
		1,080
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 5.7%
Analog Devices, Inc.	138,869	$ 4,051
Applied Materials, Inc.	512,122	6,611
ASAT Holdings Ltd. (a)	6,352	0*
ASAT Holdings Ltd. warrants 7/24/11 (a)	173	0*
ASML Holding NV (NY Shares)	247,011	6,981
ATMI, Inc. (a)	58,190	943
Avago Technologies Ltd.	47,531	982
Broadcom Corp. Class A	61,546	2,125
Brooks Automation, Inc. (a)	121,500	1,011
Entegris, Inc. (a)	112,483	607
Inotera Memories, Inc. (a)	2,855,205	1,709
Intel Corp.	225,339	4,827
KLA-Tencor Corp.	130,400	4,012
Lam Research Corp. (a)	103,400	3,915
LDK Solar Co. Ltd. sponsored ADR (a)	3,200	19
Linear Technology Corp.	4,700	131
Marvell Technology Group Ltd. (a)	134,757	2,558
Micron Technology, Inc. (a)	779,900	7,089
Nanya Technology Corp. (a)	626,000	516
Photronics, Inc. (a)	65,921	334
ReneSola Ltd. sponsored ADR (a)(d)	37,219	230
Samsung Electronics Co. Ltd.	6,966	4,497
Skyworks Solutions, Inc. (a)	15,800	252
Varian Semiconductor Equipment Associates, Inc. (a)	59,404	1,847
		55,247
Software - 1.6%
Microsoft Corp.	577,823	14,908
Nuance Communications, Inc. (a)	25,700	438
		15,346
TOTAL INFORMATION TECHNOLOGY		108,266
MATERIALS - 2.0%
Chemicals - 1.0%
Air Products & Chemicals, Inc.	9,896	683
Albemarle Corp.	30,699	1,322
CF Industries Holdings, Inc.	2,500	171
Clariant AG (Reg.) (a)	26,017	303
Dow Chemical Co.	97,756	2,631
E.I. du Pont de Nemours & Co.	18,700	676
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Lubrizol Corp.	1,200	$ 106
LyondellBasell Industries NV:
Class A (a)	6,208	110
Class B (a)	5,414	96
Monsanto Co.	27,797	1,414
Praxair, Inc.	14,000	1,086
Solutia, Inc. (a)	42,280	641
The Mosaic Co.	8,854	409
Wacker Chemie AG	3,800	477
		10,125
Construction Materials - 0.0%
HeidelbergCement AG	4,736	257
Martin Marietta Materials, Inc. (d)	700	65
		322
Containers & Packaging - 0.2%
Ball Corp.	7,600	374
Owens-Illinois, Inc. (a)	26,500	804
Pactiv Corp. (a)	10,000	286
Rexam PLC	91,200	417
		1,881
Metals & Mining - 0.7%
Alcoa, Inc.	1,700	20
AngloGold Ashanti Ltd. sponsored ADR	47,488	1,991
ArcelorMittal SA (NY Shares) Class A unit	2,200	67
Carpenter Technology Corp.	13,300	518
Commercial Metals Co.	29,509	459
Freeport-McMoRan Copper & Gold, Inc.	24,500	1,716
Globe Specialty Metals, Inc.	64,415	752
Ivanhoe Mines Ltd. (a)	18,200	265
Nucor Corp.	13,500	581
		6,369
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	20,300	864
TOTAL MATERIALS		19,561
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	61,400	$ 1,492
Qwest Communications International, Inc.	1,170,369	6,133
		7,625
Wireless Telecommunication Services - 1.0%
America Movil SAB de CV Series L sponsored ADR	28,500	1,349
American Tower Corp. Class A (a)	91,064	3,691
Clearwire Corp.:
rights 6/21/10 (a)	134,746	45
Class A (a)	144,501	1,176
NII Holdings, Inc. (a)	54,263	1,979
Sprint Nextel Corp. (a)	320,700	1,645
		9,885
TOTAL TELECOMMUNICATION SERVICES		17,510
UTILITIES - 2.1%
Electric Utilities - 1.1%
American Electric Power Co., Inc.	87,304	2,790
Entergy Corp.	32,898	2,470
FPL Group, Inc.	73,127	3,651
PPL Corp.	39,774	1,027
Southern Co.	10,824	354
		10,292
Independent Power Producers & Energy Traders - 0.0%
AES Corp. (a)	40,500	416
Multi-Utilities - 1.0%
CenterPoint Energy, Inc.	32,740	446
CMS Energy Corp.	91,489	1,343
PG&E Corp.	98,966	4,107
Sempra Energy	31,047	1,428
TECO Energy, Inc.	81,529	1,268
Wisconsin Energy Corp.	18,700	916
		9,508
TOTAL UTILITIES		20,216
TOTAL COMMON STOCKS (Cost $523,988)		569,866
Preferred Stocks - 0.1%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	173	$ 0*
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE	6,300	274
Volkswagen AG	5,664	500
		774
TOTAL PREFERRED STOCKS (Cost $938)		$ 774
Nonconvertible Bonds - 7.2%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.7%
Household Durables - 0.1%
Fortune Brands, Inc.:
5.875% 1/15/36	$ 101	94
6.375% 6/15/14	1,000	1,103
		1,197
Media - 0.6%
AOL Time Warner, Inc. 7.625% 4/15/31	500	575
Comcast Corp.:
6.4% 3/1/40	487	512
6.45% 3/15/37	238	249
Discovery Communications LLC:
3.7% 6/1/15 (g)	251	252
6.35% 6/1/40 ( g)	236	238
NBC Universal, Inc.:
3.65% 4/30/15 (e)	114	115
5.15% 4/30/20 (e)	431	440
6.4% 4/30/40 (e)	309	321
News America Holdings, Inc. 7.75% 12/1/45	510	616
News America, Inc. 6.15% 3/1/37	235	238
Time Warner Cable, Inc.:
5% 2/1/20	25	25
5.85% 5/1/17	363	394
6.75% 7/1/18	430	484
Time Warner, Inc. 6.5% 11/15/36	232	240
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.:
4.375% 9/15/14	$ 757	$ 795
6.125% 10/5/17	150	167
6.75% 10/5/37	105	113
		5,774
TOTAL CONSUMER DISCRETIONARY		6,971
CONSUMER STAPLES - 0.5%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 11/15/14 (e)	319	346
7.75% 1/15/19 (e)	500	593
		939
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (k)	578	523
Food Products - 0.1%
Kraft Foods, Inc.:
5.375% 2/10/20	387	402
6.125% 2/1/18	416	459
6.5% 8/11/17	326	369
		1,230
Tobacco - 0.2%
Altria Group, Inc.:
9.7% 11/10/18	930	1,128
9.95% 11/10/38	260	333
Philip Morris International, Inc. 4.875% 5/16/13	291	314
Reynolds American, Inc. 7.25% 6/15/37	437	427
		2,202
TOTAL CONSUMER STAPLES		4,894
ENERGY - 0.9%
Energy Equipment & Services - 0.0%
DCP Midstream LLC 5.35% 3/15/20 (e)	324	324
Weatherford International Ltd. 7% 3/15/38	245	239
		563
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 0.9%
Cenovus Energy, Inc. 6.75% 11/15/39 (e)	$ 120	$ 130
Duke Energy Field Services 6.45% 11/3/36 (e)	375	369
Kinder Morgan Energy Partners LP:
5.3% 9/15/20	417	412
6.55% 9/15/40	118	116
Motiva Enterprises LLC:
5.75% 1/15/20 (e)	136	144
6.85% 1/15/40 (e)	510	564
Nakilat, Inc. 6.067% 12/31/33 (e)	515	484
Nexen, Inc.:
5.05% 11/20/13	757	810
5.875% 3/10/35	355	333
6.4% 5/15/37	290	291
NGPL PipeCo LLC 6.514% 12/15/12 (e)	245	251
Pemex Project Funding Master Trust 0.8517% 12/3/12 (e)(k)	200	198
Petro-Canada:
6.05% 5/15/18	150	164
6.8% 5/15/38	395	427
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	230	228
6.875% 1/20/40	350	351
7.875% 3/15/19	389	440
Plains All American Pipeline LP 6.125% 1/15/17	205	219
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (e)	250	258
5.5% 9/30/14 (e)	250	267
6.332% 9/30/27 (e)	380	390
6.75% 9/30/19 (e)	250	272
Suncor Energy, Inc. 6.1% 6/1/18	385	422
Texas Eastern Transmission LP 6% 9/15/17 (e)	326	365
TransCanada PipeLines Ltd.:
3.4% 6/1/15	98	99
6.1% 6/1/40	390	387
		8,391
TOTAL ENERGY		8,954
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - 3.5%
Capital Markets - 0.7%
BlackRock, Inc. 6.25% 9/15/17	$ 278	$ 315
Goldman Sachs Group, Inc.:
5.625% 1/15/17	500	498
6.75% 10/1/37	187	175
7.5% 2/15/19	849	937
JPMorgan Chase Capital XX 6.55% 9/29/36	235	220
JPMorgan Chase Capital XXV 6.8% 10/1/37	1,000	967
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	170	177
6.875% 4/25/18	83	85
Morgan Stanley:
4.75% 4/1/14	220	218
5.45% 1/9/17	100	97
6% 5/13/14	2,100	2,177
6.625% 4/1/18	600	616
Northern Trust Corp. 5.5% 8/15/13	90	100
UBS AG Stamford Branch 5.75% 4/25/18	175	178
		6,760
Commercial Banks - 0.7%
Bank of America NA 5.3% 3/15/17	800	785
Barclays Bank PLC 5% 9/22/16	270	267
Credit Suisse New York Branch:
5% 5/15/13	243	258
6% 2/15/18	610	623
Discover Bank 8.7% 11/18/19	445	487
Fifth Third Bancorp 8.25% 3/1/38	70	75
HBOS PLC 6.75% 5/21/18 (e)	180	170
HSBC Holdings PLC 6.5% 9/15/37	575	584
KeyBank NA 5.8% 7/1/14	322	342
KeyBank NA, Cleveland 5.45% 3/3/16	294	301
Lloyds TSB Bank PLC 5.8% 1/13/20 (e)	190	178
Manufacturers & Traders Trust Co. 1.7909% 4/1/13 (e)(k)	33	32
Marshall & Ilsley Bank 5.25% 9/4/12	110	109
PNC Funding Corp. 3.625% 2/8/15	107	109
Regions Bank 6.45% 6/26/37	321	273
Regions Financial Corp.:
5.75% 6/15/15	73	72
7.75% 11/10/14	222	236
Standard Chartered Bank 6.4% 9/26/17 (e)	142	149
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Wachovia Bank NA 6.6% 1/15/38	$ 1,000	$ 1,043
Wells Fargo & Co. 3.625% 4/15/15	378	383
		6,476
Consumer Finance - 0.5%
Capital One Bank USA NA 8.8% 7/15/19	257	306
Capital One Financial Corp. 5.7% 9/15/11	193	201
Discover Financial Services 6.45% 6/12/17	1,000	999
General Electric Capital Corp.:
5.625% 9/15/17	325	344
5.9% 5/13/14	1,000	1,093
6% 8/7/19	1,000	1,059
6.375% 11/15/67 (k)	500	463
		4,465
Diversified Financial Services - 0.5%
Bank of America Corp. 5.75% 12/1/17	620	628
Citigroup, Inc.:
4.75% 5/19/15	139	137
5.3% 10/17/12	183	190
5.5% 4/11/13	120	124
6.125% 5/15/18	877	897
6.5% 8/19/13	87	92
8.5% 5/22/19	750	879
International Lease Finance Corp. 5.65% 6/1/14	590	507
JPMorgan Chase & Co. 4.95% 3/25/20	661	661
Teachers Insurance & Annuity Association of America 6.85% 12/16/39 (e)	220	242
TECO Finance, Inc.:
4% 3/15/16	96	97
5.15% 3/15/20	138	140
		4,594
Insurance - 0.5%
Allstate Corp. 6.2% 5/16/14	264	297
American International Group, Inc. 8.175% 5/15/68 (k)	305	238
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (e)	281	369
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.0401% 6/30/12 (e)(k)	508	506
MetLife, Inc.:
6.75% 6/1/16	290	322
7.717% 2/15/19	191	221
Metropolitan Life Global Funding I 5.125% 6/10/14 (e)	255	274
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
New York Life Insurance Co. 6.75% 11/15/39 (e)	$ 158	$ 174
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (e)	190	192
Pacific Life Insurance Co. 9.25% 6/15/39 (e)	274	341
Pacific LifeCorp 6% 2/10/20 (e)	212	221
Prudential Financial, Inc.:
3.625% 9/17/12	500	511
4.75% 9/17/15	500	514
6.2% 1/15/15	50	55
7.375% 6/15/19	120	137
The Chubb Corp. 5.75% 5/15/18	160	176
		4,548
Real Estate Investment Trusts - 0.2%
Camden Property Trust 5% 6/15/15	293	298
Developers Diversified Realty Corp.:
5.375% 10/15/12	70	69
7.5% 4/1/17	174	173
Equity One, Inc. 6.25% 12/15/14	918	949
Federal Realty Investment Trust 5.9% 4/1/20	93	97
UDR, Inc. 5.5% 4/1/14	498	518
		2,104
Real Estate Management & Development - 0.3%
BioMed Realty LP 6.125% 4/15/20 (e)	124	127
Brandywine Operating Partnership LP:
5.7% 5/1/17	1,000	987
5.75% 4/1/12	24	25
Duke Realty LP:
5.4% 8/15/14	212	218
5.95% 2/15/17	43	43
6.25% 5/15/13	277	296
6.5% 1/15/18	285	300
8.25% 8/15/19	125	142
ERP Operating LP:
5.375% 8/1/16	114	120
5.5% 10/1/12	138	148
5.75% 6/15/17	410	434
Liberty Property LP 6.625% 10/1/17	247	261
Simon Property Group LP:
4.2% 2/1/15	138	141
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Simon Property Group LP: - continued
6.75% 2/1/40	$ 233	$ 247
		3,489
Thrifts & Mortgage Finance - 0.1%
Bank of America Corp.:
5.65% 5/1/18	442	445
6.5% 8/1/16	300	320
7.375% 5/15/14	75	83
First Niagara Financial Group, Inc. 6.75% 3/19/20	270	283
		1,131
TOTAL FINANCIALS		33,567
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Express Scripts, Inc.:
5.25% 6/15/12	267	286
6.25% 6/15/14	158	177
		463
Pharmaceuticals - 0.0%
Abbott Laboratories 5.3% 5/27/40	200	196
TOTAL HEALTH CARE		659
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (e)	309	349
Airlines - 0.1%
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	470	475
TOTAL INDUSTRIALS		824
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA 6% 10/1/12	757	816
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.0%
National Semiconductor Corp. 0.507% 6/15/10 (k)	$ 140	$ 140
TOTAL INFORMATION TECHNOLOGY		956
MATERIALS - 0.3%
Chemicals - 0.1%
Dow Chemical Co.:
4.85% 8/15/12	350	368
7.6% 5/15/14	473	542
		910
Metals & Mining - 0.2%
Anglo American Capital PLC 9.375% 4/8/14 (e)	211	248
Rio Tinto Finance (USA) Ltd.:
6.5% 7/15/18	114	126
7.125% 7/15/28	346	386
8.95% 5/1/14	266	320
United States Steel Corp. 6.65% 6/1/37	261	228
Vale Overseas Ltd. 6.25% 1/23/17	485	521
		1,829
TOTAL MATERIALS		2,739
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.:
6.3% 1/15/38	548	571
6.7% 11/15/13	947	1,083
BellSouth Capital Funding Corp. 7.875% 2/15/30	72	84
CenturyTel, Inc. 7.6% 9/15/39	268	252
Sprint Capital Corp. 6.875% 11/15/28	1,149	955
Telecom Italia Capital SA:
4.95% 9/30/14	757	751
5.25% 10/1/15	20	20
7.2% 7/18/36	375	363
Telefonica Emisiones SAU 5.134% 4/27/20	380	367
Verizon Communications, Inc.:
6.25% 4/1/37	187	193
6.9% 4/15/38	260	291
		4,930
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.1%
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	$ 345	$ 365
5.875% 10/1/19	428	455
6.35% 3/15/40 (e)	131	134
Sprint Nextel Corp. 6% 12/1/16	105	93
		1,047
TOTAL TELECOMMUNICATION SERVICES		5,977
UTILITIES - 0.4%
Electric Utilities - 0.2%
Commonwealth Edison Co. 5.4% 12/15/11	258	273
EDP Finance BV:
4.9% 10/1/19 (e)	100	91
6% 2/2/18 (e)	380	379
FirstEnergy Solutions Corp.:
4.8% 2/15/15	92	95
6.05% 8/15/21	134	133
Illinois Power Co. 6.125% 11/15/17	165	181
Nevada Power Co. 6.5% 5/15/18	165	186
PPL Capital Funding, Inc. 6.7% 3/30/67 (k)	235	206
Progress Energy, Inc. 6% 12/1/39	368	368
		1,912
Independent Power Producers & Energy Traders - 0.0%
PPL Energy Supply LLC 6.5% 5/1/18	310	338
Multi-Utilities - 0.2%
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	267	291
6.5% 9/15/37	181	198
National Grid PLC 6.3% 8/1/16	174	196
NiSource Finance Corp.:
5.45% 9/15/20	148	149
6.8% 1/15/19	677	749
		1,583
TOTAL UTILITIES		3,833
TOTAL NONCONVERTIBLE BONDS (Cost $65,741)		69,374
U.S. Government and Government Agency Obligations - 15.0%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 1.4%
Fannie Mae:
1% 4/4/12	$ 1,764	$ 1,766
1.25% 6/22/12	891	895
1.75% 2/22/13	2,658	2,683
5% 2/16/12	270	289
Federal Home Loan Bank:
1.625% 11/21/12	765	772
1.625% 3/20/13	440	442
3.625% 5/29/13	3,350	3,561
Freddie Mac:
1.125% 7/27/12	90	90
1.625% 4/15/13	1,397	1,404
1.75% 6/15/12	858	870
2.125% 3/23/12	71	73
5.25% 7/18/11	406	427
Tennessee Valley Authority 5.375% 4/1/56	405	432
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		13,704
U.S. Treasury Inflation Protected Obligations - 1.3%
U.S. Treasury Inflation-Indexed Bonds 2.5% 1/15/29	1,014	1,128
U.S. Treasury Inflation-Indexed Notes:
1.375% 1/15/20	9,087	9,162
2.125% 2/15/40	383	410
2.625% 7/15/17	2,100	2,339
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		13,039
U.S. Treasury Obligations - 12.1%
U.S. Treasury Bills, yield at date of purchase 0.15% to 0.16% 7/8/10 to 8/12/10	600	600
U.S. Treasury Bonds:
4.375% 11/15/39	2,645	2,711
4.375% 5/15/40	3,245	3,332
4.5% 8/15/39	2,886	3,019
4.625% 2/15/40	1,180	1,260
U.S. Treasury Notes:
1% 3/31/12	11,145	11,200
1.75% 3/31/14	2,433	2,438
1.875% 6/15/12	3,880	3,967
2.375% 8/31/14	20,000	20,414
2.375% 2/28/15	20,023	20,345
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.5% 4/30/15	$ 4,000	$ 4,081
2.625% 7/31/14	18,000	18,570
3.125% 5/15/19	5,000	4,954
3.375% 6/30/13	13,554	14,412
3.625% 2/15/20	4,846	4,971
TOTAL U.S. TREASURY OBLIGATIONS		116,274
Other Government Related - 0.2%
Citigroup Funding, Inc. 2.125% 7/12/12 (FDIC Guaranteed) (f)	1,790	1,825
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $140,543)		144,842
U.S. Government Agency - Mortgage Securities - 1.0%

Fannie Mae - 0.9%
4.278% 6/1/36 (k)	19	20
4.5% 6/1/25 (g)	100	105
5% 9/1/39 to 10/1/39	1,544	1,620
5% 6/1/40 (g)(h)	2,300	2,407
5.496% 7/1/37 (k)	48	51
5.5% 3/1/40	980	1,053
6% 11/1/35	181	197
6% 6/1/40 (g)(h)	2,700	2,908
TOTAL FANNIE MAE		8,361
Freddie Mac - 0.0%
5.585% 10/1/35 (k)	34	36
Government National Mortgage Association - 0.1%
4% 2/15/40	499	499
4.5% 6/1/40 (g)	1,000	1,024
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		1,523
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $9,810)		9,920
Asset-Backed Securities - 1.0%
	Principal Amount (000s)	Value (000s)
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.8128% 4/25/35 (k)	$ 82	$ 48
ACE Securities Corp. Series 2006-NC2 Class M7, 1.0928% 7/25/36 (k)	5	0*
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 1.0928% 3/25/34 (k)	5	5
Series 2005-HE2 Class M2, 0.7928% 4/25/35 (k)	10	9
Series 2006-HE2 Class M3, 0.6828% 5/25/36 (k)	4	0*
Series 2006-OP1:
Class M4, 0.7128% 4/25/36 (k)	8	0*
Class M5, 0.7328% 4/25/36 (k)	2	0*
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.3697% 9/20/13 (k)	34	33
Series 2006-C1 Class C1, 0.8197% 10/20/14 (k)	7	0*
Series 2007-A1 Class A, 0.3897% 1/20/15 (k)	87	86
Series 2007-A4 Class A4, 0.3697% 4/22/13 (k)	30	30
ALG Student Loan Trust I Series 2006-1 Class A1, 0.3338% 10/28/18 (e)(k)	7	7
Ally Auto Receivables Trust Series 2009-A:
Class A3, 2.33% 6/17/13 (e)	160	162
Class A4, 3% 10/15/15 (e)	160	164
Ally Master Owner Trust:
Series 2010-2 Class A, 4.25% 4/15/17 (e)	380	389
Series 2010-3 Class A, 2.88% 4/15/15 (e)	340	341
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12	6	6
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/30/14	44	44
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.0428% 12/25/33 (k)	5	3
Series 2004-R2 Class M3, 0.8928% 4/25/34 (k)	7	1
Series 2005-R2 Class M1, 0.7928% 4/25/35 (k)	93	70
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6525% 3/1/34 (k)	2	2
Series 2004-W11 Class M2, 1.0428% 11/25/34 (k)	25	15
Series 2004-W7 Class M1, 0.8928% 5/25/34 (k)	27	13
Series 2006-W4 Class A2C, 0.5028% 5/25/36 (k)	67	21
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.1678% 4/25/34 (k)	121	74
Axon Financial Funding Ltd. 5.96% 4/4/17 (c)(e)(k)	229	0*
Bank of America Auto Trust:
Series 2009-1A Class A4, 3.52% 6/15/16 (e)	300	312
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Bank of America Auto Trust: - continued
Series 2009-2A Class A3, 2.13% 9/15/13 (e)	$ 300	$ 303
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.2935% 12/26/24 (k)	99	94
C-BASS Trust Series 2006-CB7 Class A2, 0.4028% 10/25/36 (k)	12	12
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	240	248
Capital One Multi-Asset Execution Trust:
Series 2007-C3 Class C3, 0.6269% 4/15/13 (e)(k)	131	131
Series 2009-A2 Class A2, 3.2% 4/15/14	1,000	1,021
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7897% 7/20/39 (e)(k)	21	3
Class B, 1.0897% 7/20/39 (e)(k)	12	1
Class C, 1.4397% 7/20/39 (e)(k)	15	0*
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	37	38
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.6428% 7/25/36 (k)	52	10
Series 2006-NC2 Class M7, 1.1928% 6/25/36 (k)	19	0*
Series 2006-RFC1 Class M9, 2.2128% 5/25/36 (k)	8	0*
Series 2007-RFC1 Class A3, 0.4828% 12/25/36 (k)	82	29
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.5197% 5/20/17 (e)(k)	7	6
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (e)	750	749
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	1,000	1,012
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.6128% 5/25/37 (k)	35	1
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (e)	15	0*
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.3128% 4/25/34 (k)	7	3
Series 2004-4 Class M2, 1.1378% 6/25/34 (k)	27	9
Series 2005-3 Class MV1, 0.7628% 8/25/35 (k)	64	58
Series 2005-AB1 Class A2, 0.5528% 8/25/35 (k)	10	10
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (e)	27	28
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.585% 5/28/35 (k)	2	2
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.5178% 8/25/34 (k)	13	5
Series 2006-3 Class 2A3, 0.5028% 11/25/36 (k)	204	65
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.1678% 3/25/34 (k)	$ 1	$ 0*
Series 2005-FF9 Class A3, 0.6228% 10/25/35 (k)	178	158
Series 2006-FF12 Class A2, 0.3828% 9/25/36 (k)	0 *	0*
Ford Credit Auto Owner Trust:
Series 2006-C Class B, 5.3% 6/15/12	10	10
Series 2009-D:
Class A3, 2.17% 10/15/13	200	202
Class A4, 2.98% 8/15/14	200	206
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class B, 0.8869% 6/15/13 (k)	34	33
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.8328% 1/25/35 (k)	43	15
Class M4, 1.0228% 1/25/35 (k)	16	2
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8769% 2/25/47 (e)(k)	106	73
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (e)	90	72
GE Business Loan Trust:
Series 2003-1 Class A, 0.7669% 4/15/31 (e)(k)	13	11
Series 2006-2A:
Class A, 0.5169% 11/15/34 (e)(k)	51	41
Class B, 0.6169% 11/15/34 (e)(k)	18	11
Class C, 0.7169% 11/15/34 (e)(k)	31	12
Class D, 1.0869% 11/15/34 (e)(k)	12	3
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4869% 9/15/17 (k)	25	25
GSAMP Trust:
Series 2004-AR1 Class M1, 0.9928% 6/25/34 (k)	99	61
Series 2007-HE1 Class M1, 0.5928% 3/25/47 (k)	41	2
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.6928% 4/25/36 (k)	17	0*
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.4228% 5/25/30 (e)(k)	30	7
Series 2006-3:
Class B, 0.7428% 9/25/46 (e)(k)	30	6
Class C, 0.8928% 9/25/46 (e)(k)	69	10
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.6328% 8/25/33 (k)	38	26
Series 2003-5 Class A2, 1.0428% 12/25/33 (k)	1	1
Series 2005-5 Class 2A2, 0.5928% 11/25/35 (k)	7	7
Series 2006-1 Class 2A3, 0.5678% 4/25/36 (k)	79	76
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.6297% 3/20/36 (k)	38	28
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.5328% 1/25/37 (k)	$ 56	$ 20
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13	200	202
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.4728% 10/25/36 (k)	56	45
Class MV1, 0.5728% 10/25/36 (k)	46	17
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6178% 12/27/29 (k)	40	33
Series 2006-A Class 2C, 1.4379% 3/27/42 (k)	43	10
Lancer Funding Ltd. Series 2006-1A Class A3, 1.9915% 4/6/46 (e)(k)	13	0*
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	56	57
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.4228% 6/25/34 (k)	9	6
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (e)	1	1
Class C, 5.691% 10/20/28 (e)	0 *	0*
Class D, 6.01% 10/20/28 (e)	5	4
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.6028% 10/25/36 (k)	20	1
Series 2007-HE1 Class M1, 0.6428% 5/25/37 (k)	36	2
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9928% 7/25/34 (k)	5	4
Series 2006-FM1 Class A2B, 0.4528% 4/25/37 (k)	83	73
Series 2006-OPT1 Class A1A, 0.6028% 6/25/35 (k)	75	49
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6828% 8/25/34 (k)	3	2
Series 2005-NC1 Class M1, 0.7828% 1/25/35 (k)	18	9
Series 2005-NC2 Class B1, 1.5128% 3/25/35 (k)	19	4
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (n)	150	27
Series 2006-3 Class A1, 0.3728% 9/25/19 (k)	2	2
Series 2006-4:
Class A1, 0.3728% 3/25/25 (k)	23	23
Class D, 1.4428% 5/25/32 (k)	32	1
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.8528% 9/25/35 (k)	65	27
Series 2005-D Class M2, 0.8128% 2/25/36 (k)	13	1
Nissan Auto Lease Trust Series 2009-B Class A3, 2.07% 1/15/15	310	313
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.4628% 3/25/36 (k)	$ 6	$ 6
Ocala Funding LLC Series 2006-1A Class A, 1.7397% 3/20/11 (c)(e)(k)	53	20
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.4328% 5/25/37 (k)	4	4
Series 2007-6 Class 2A1, 0.4028% 7/25/37 (k)	6	6
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5928% 9/25/34 (k)	24	10
Class M4, 1.7928% 9/25/34 (k)	31	5
Series 2005-WCH1:
Class M2, 0.8628% 1/25/36 (k)	35	28
Class M3, 0.9028% 1/25/36 (k)	22	13
Class M4, 1.1728% 1/25/36 (k)	67	20
Series 2005-WHQ2:
Class M7, 1.5928% 5/25/35 (k)	79	1
Class M9, 2.2228% 5/25/35 (k)	13	0*
Providian Master Note Trust Series 2006-C1A Class C1, 0.8869% 3/16/15 (e)(k)	94	94
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.5728% 12/25/36 (k)	22	1
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.4128% 2/25/37 (k)	7	7
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.1428% 4/25/33 (k)	0 *	0*
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.1378% 3/25/35 (k)	77	51
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4056% 3/20/19 (e)(k)	34	31
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.207% 6/15/33 (k)	57	7
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4928% 9/25/34 (k)	3	1
Structured Asset Securities Corp. Series 2007-BC4 Class A3, 0.5125% 11/25/37 (k)	101	94
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.4328% 6/25/37 (k)	55	46
Swift Master Auto Receivables Trust Series 2007-1 Class A, 0.4369% 6/15/12 (k)	130	130
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.2028% 9/25/34 (k)	1	1
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8515% 4/6/42 (e)(k)	58	3
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13	$ 30	$ 31
Turquoise Card Backed Securities PLC Series 2007-1 Class C, 0.7069% 6/15/12 (k)	166	166
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (e)	40	0*
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.7228% 8/25/36 (k)	3	0*
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.8369% 8/15/15 (e)(k)	317	313
Series 2007-A4A Class A4, 5.2% 10/15/14 (e)	400	406
Series 2007-A5A Class A5, 1.0869% 10/15/14 (e)(k)	60	60
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(e)	0*	0
Whinstone Capital Management Ltd. Series 1A Class B3, 1.2158% 10/25/44 (e)(k)	81	27
TOTAL ASSET-BACKED SECURITIES (Cost $8,612)		9,286
Collateralized Mortgage Obligations - 0.5%

Private Sponsor - 0.5%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.724% 4/12/56 (e)(k)	64	35
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.8772% 4/10/49 (k)	4	1
Class C, 5.8772% 4/10/49 (k)	11	3
Class D, 5.8772% 4/10/49 (k)	6	1
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 3.5048% 1/25/34 (k)	26	24
Series 2004-1 Class 2A2, 3.6766% 10/25/34 (k)	44	39
Series 2004-A Class 2A2, 3.5164% 2/25/34 (k)	41	36
Series 2004-B:
Class 1A1, 2.9236% 3/25/34 (k)	3	2
Class 2A2, 3.0591% 3/25/34 (k)	15	14
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.6228% 1/25/35 (k)	107	80
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 3.5182% 2/25/37 (k)	70	66
Series 2007-A2 Class 2A1, 3.5609% 7/25/37 (k)	15	14
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0935% 12/10/49 (k)	$ 75	$ 77
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 3.0088% 8/25/34 (k)	68	64
Class A4, 2.803% 8/25/34 (k)	57	54
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (k)	84	17
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.8369% 7/16/34 (e)(k)	75	73
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.7428% 5/25/33 (k)	1	1
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 3.5454% 11/25/34 (k)	77	74
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.4289% 11/19/37 (k)	6	6
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.0096% 10/25/34 (k)	70	66
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4644% 10/18/54 (e)(k)	129	126
Class C2, 0.7744% 10/18/54 (e)(k)	43	41
Class M2, 0.5544% 10/18/54 (e)(k)	74	71
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.9347% 11/20/56 (e)(k)	110	103
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.764% 10/11/41 (e)(k)	140	136
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 0.9397% 12/20/54 (e)(k)	271	125
Series 2006-2 Class C1, 0.8097% 12/20/54 (k)	242	99
Series 2006-3 Class C2, 0.8397% 12/20/54 (k)	50	22
Series 2006-4:
Class B1, 0.4297% 12/20/54 (k)	169	125
Class C1, 0.7197% 12/20/54 (k)	103	44
Class M1, 0.5097% 12/20/54 (k)	44	28
Series 2007-1:
Class 1C1, 0.6397% 12/20/54 (k)	84	35
Class 1M1, 0.4897% 12/20/54 (k)	54	33
Class 2C1, 0.7697% 12/20/54 (k)	38	16
Class 2M1, 0.5897% 12/20/54 (k)	70	43
Series 2007-2 Class 2C1, 0.7669% 12/17/54 (k)	97	41
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7553% 1/20/44 (k)	19	11
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 3.1197% 4/25/35 (k)	$ 21	$ 18
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.5589% 5/19/35 (k)	18	11
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (k)	6	6
Class A3, 5.447% 6/12/47 (k)	142	143
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.946% 8/25/36 (k)	90	72
Series 2004-A3 Class 4A1, 4.2708% 7/25/34 (k)	99	96
Series 2004-A5 Class 2A1, 2.9631% 12/25/34 (k)	79	76
Series 2006-A2 Class 5A1, 3.423% 11/25/33 (k)	196	184
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	34	34
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.5528% 5/25/47 (k)	54	33
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.5128% 2/25/37 (k)	73	41
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.507% 6/15/22 (e)(k)	9	8
Class C, 0.527% 6/15/22 (e)(k)	58	50
Class D, 0.537% 6/15/22 (e)(k)	22	19
Class E, 0.547% 6/15/22 (e)(k)	35	28
Class F, 0.577% 6/15/22 (e)(k)	64	47
Class G, 0.647% 6/15/22 (e)(k)	13	9
Class H, 0.667% 6/15/22 (e)(k)	27	17
Class J, 0.707% 6/15/22 (e)(k)	31	17
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 2.9738% 8/25/34 (k)	97	91
Series 2005-A2 Class A7, 2.8011% 2/25/35 (k)	73	67
Series 2006-A6 Class A4, 3.6176% 10/25/33 (k)	63	57
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (k)	321	333
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.6328% 7/25/35 (k)	117	87
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.6428% 3/25/37 (k)	111	7
Permanent Financing No. 8 PLC floater Class 3C, 0.7743% 6/10/42 (k)	92	92
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 3.93% 10/25/35 (k)	$ 192	$ 167
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B5, 2.6471% 7/10/35 (e)(k)	46	25
Series 2004-A:
Class B4, 1.4971% 2/10/36 (e)(k)	30	16
Class B5, 1.9971% 2/10/36 (e)(k)	20	10
Series 2004-B:
Class B4, 1.3971% 2/10/36 (e)(k)	13	7
Class B5, 1.8471% 2/10/36 (e)(k)	10	4
Class B6, 2.2971% 2/10/36 (e)(k)	4	1
Series 2004-C:
Class B4, 1.2471% 9/10/36 (e)(k)	18	9
Class B5, 1.6471% 9/10/36 (e)(k)	20	9
Class B6, 2.0471% 9/10/36 (e)(k)	4	1
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	8	8
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7928% 6/25/33 (e)(k)	12	10
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8839% 7/20/34 (k)	2	1
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3508% 4/25/33 (k)	27	25
Series 2003-20 Class 1A1, 5.5% 7/25/33	27	27
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4625% 9/25/36 (k)	148	78
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.8459% 8/25/33 (k)	48	45
Series 2005-AR3 Class A2, 2.7272% 3/25/35 (k)	126	111
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 3.0855% 12/25/34 (k)	42	41
Series 2004-H Class A1, 4.5375% 6/25/34 (k)	87	86
Series 2004-W Class A9, 2.9943% 11/25/34 (k)	120	113
Series 2005-AR10 Class 2A2, 2.9762% 6/25/35 (k)	102	98
Series 2005-AR12 Class 2A6, 2.9646% 7/25/35 (k)	150	138
Series 2005-AR3 Class 2A1, 3.2394% 3/25/35 (k)	90	82
TOTAL PRIVATE SPONSOR		4,601
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class Series 2002-9 Class PC, 6% 3/25/17	$ 32	$ 35
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,431)		4,636
Commercial Mortgage Securities - 2.9%

Asset Securitization Corp. Series 1997-D5:
Class A6, 7.1896% 2/14/43 (k)	88	93
Class A2, 7.1508% 2/14/43 (k)	55	60
Class A3, 7.2008% 2/14/43 (k)	60	65
Class PS1, 1.5207% 2/14/43 (k)(n)	236	8
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.91% 5/10/45 (k)	88	93
Series 2006-4 Class A1, 5.363% 7/10/46 (k)	13	13
Series 2006-5:
Class A1, 5.185% 9/10/47	31	32
Class A2, 5.317% 9/10/47	289	295
Class A3, 5.39% 9/10/47	105	105
Series 2006-6 Class A3, 5.369% 10/10/45	150	152
Series 2007-2 Class A1, 5.421% 4/10/49	11	11
Series 2007-4 Class A3, 6.0019% 2/10/51 (k)	75	77
Series 2006-6 Class E, 5.619% 10/10/45 (e)	43	7
Series 2007-3:
Class A3, 5.837% 6/10/49 (k)	125	129
Class A4, 5.837% 6/10/49 (k)	156	148
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	5	5
Series 2001-1 Class A4, 5.451% 1/15/49	164	159
Series 2004-2:
Class A3, 4.05% 11/10/38	93	94
Class A4, 4.153% 11/10/38	95	96
Series 2004-4 Class A3, 4.128% 7/10/42	12	12
Series 2005-1 Class A3, 4.877% 11/10/42	142	142
Series 2006-1 Class A1, 5.219% 9/10/45 (k)	35	36
Series 2007-1 Class A2, 5.381% 1/15/49	175	178
Series 2001-3 Class H, 6.562% 4/11/37 (e)	42	41
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.: - continued
Series 2001-PB1:
Class J, 7.166% 5/11/35 (e)	$ 19	$ 18
Class K, 6.15% 5/11/35 (e)	35	31
Series 2005-3 Series A3B, 5.09% 7/10/43 (k)	233	237
Series 2005-6 Class A3, 5.3503% 9/10/47 (k)	135	138
Series 2007-1 Class B, 5.543% 1/15/49	45	14
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.6469% 3/15/22 (e)(k)	32	28
Class D, 0.6969% 3/15/22 (e)(k)	33	28
Class E, 0.7369% 3/15/22 (e)(k)	27	23
Class F, 0.8069% 3/15/22 (e)(k)	28	22
Class G, 0.8669% 3/15/22 (e)(k)	18	13
Series 2006-BIX1:
Class C, 0.5169% 10/15/19 (e)(k)	48	42
Class D, 0.5469% 10/15/19 (e)(k)	59	50
Class E, 0.5769% 10/15/19 (e)(k)	55	46
Class F, 0.6469% 10/15/19 (e)(k)	128	98
Class G, 0.6669% 10/15/19 (e)(k)	49	33
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1928% 12/25/33 (e)(k)	4	2
Series 2004-1:
Class A, 0.7028% 4/25/34 (e)(k)	52	41
Class B, 2.2428% 4/25/34 (e)(k)	6	3
Class M1, 0.9028% 4/25/34 (e)(k)	5	3
Class M2, 1.5428% 4/25/34 (e)(k)	4	2
Series 2004-2:
Class A, 0.7728% 8/25/34 (e)(k)	38	30
Class M1, 0.9228% 8/25/34 (e)(k)	9	6
Series 2004-3:
Class A1, 0.7128% 1/25/35 (e)(k)	84	66
Class A2, 0.7628% 1/25/35 (e)(k)	12	8
Class M1, 0.8428% 1/25/35 (e)(k)	15	9
Class M2, 1.3428% 1/25/35 (e)(k)	9	6
Series 2005-2A:
Class A1, 0.6528% 8/25/35 (e)(k)	77	54
Class M1, 0.7728% 8/25/35 (e)(k)	5	2
Class M2, 0.8228% 8/25/35 (e)(k)	8	4
Class M3, 0.8428% 8/25/35 (e)(k)	4	2
Class M4, 0.9528% 8/25/35 (e)(k)	4	2
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-3A:
Class A1, 0.6628% 11/25/35 (e)(k)	$ 34	$ 24
Class A2, 0.7428% 11/25/35 (e)(k)	28	19
Class M1, 0.7828% 11/25/35 (e)(k)	4	2
Class M2, 0.8328% 11/25/35 (e)(k)	5	2
Class M3, 0.8528% 11/25/35 (e)(k)	5	2
Class M4, 0.9428% 11/25/35 (e)(k)	6	2
Series 2005-4A:
Class A2, 0.7328% 1/25/36 (e)(k)	78	52
Class B1, 1.7428% 1/25/36 (e)(k)	7	2
Class M1, 0.7928% 1/25/36 (e)(k)	25	14
Class M2, 0.8128% 1/25/36 (e)(k)	8	4
Class M3, 0.8428% 1/25/36 (e)(k)	11	5
Class M4, 0.9528% 1/25/36 (e)(k)	6	3
Class M5, 0.9928% 1/25/36 (e)(k)	6	2
Class M6, 1.0428% 1/25/36 (e)(k)	6	2
Series 2006-1:
Class A2, 0.7028% 4/25/36 (e)(k)	12	7
Class M1, 0.7228% 4/25/36 (e)(k)	4	2
Class M2, 0.7428% 4/25/36 (e)(k)	5	2
Class M3, 0.7628% 4/25/36 (e)(k)	4	2
Class M4, 0.8628% 4/25/36 (e)(k)	2	1
Class M5, 0.9028% 4/25/36 (e)(k)	2	1
Class M6, 0.9828% 4/25/36 (e)(k)	4	1
Series 2006-2A:
Class A1, 0.5728% 7/25/36 (e)(k)	205	142
Class A2, 0.6228% 7/25/36 (e)(k)	11	7
Class B1, 1.2128% 7/25/36 (e)(k)	4	1
Class B3, 3.0428% 7/25/36 (e)(k)	6	2
Class M1, 0.6528% 7/25/36 (e)(k)	11	5
Class M2, 0.6728% 7/25/36 (e)(k)	8	3
Class M3, 0.6928% 7/25/36 (e)(k)	7	3
Class M4, 0.7628% 7/25/36 (e)(k)	4	2
Class M5, 0.8128% 7/25/36 (e)(k)	5	2
Class M6, 0.8828% 7/25/36 (e)(k)	8	3
Series 2006-3A:
Class B1, 1.1428% 10/25/36 (e)(k)	7	1
Class B2, 1.6928% 10/25/36 (e)(k)	5	1
Class B3, 2.9428% 10/25/36 (e)(k)	8	1
Class M4, 0.7728% 10/25/36 (e)(k)	8	2
Class M5, 0.8228% 10/25/36 (e)(k)	9	3
Class M6, 0.9028% 10/25/36 (e)(k)	18	4
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class A1, 0.5728% 12/25/36 (e)(k)	$ 33	$ 23
Class A2, 0.6128% 12/25/36 (e)(k)	169	83
Class B1, 1.0428% 12/25/36 (e)(k)	5	1
Class B2, 1.5928% 12/25/36 (e)(k)	5	1
Class B3, 2.7928% 12/25/36 (e)(k)	9	2
Class M1, 0.6328% 12/25/36 (e)(k)	11	4
Class M2, 0.6528% 12/25/36 (e)(k)	7	2
Class M3, 0.6828% 12/25/36 (e)(k)	7	2
Class M4, 0.7428% 12/25/36 (e)(k)	9	2
Class M5, 0.7828% 12/25/36 (e)(k)	7	2
Class M6, 0.8628% 12/25/36 (e)(k)	7	2
Series 2007-1:
Class A2, 0.6128% 3/25/37 (e)(k)	37	24
Class B1, 1.0128% 3/25/37 (e)(k)	12	3
Class B2, 1.4928% 3/25/37 (e)(k)	8	2
Class B3, 3.6928% 3/25/37 (e)(k)	23	4
Class M1, 0.6128% 3/25/37 (e)(k)	10	4
Class M2, 0.6328% 3/25/37 (e)(k)	8	3
Class M3, 0.6628% 3/25/37 (e)(k)	7	2
Class M4, 0.7128% 3/25/37 (e)(k)	6	2
Class M5, 0.7628% 3/25/37 (e)(k)	9	3
Class M6, 0.8428% 3/25/37 (e)(k)	12	3
Series 2007-2A:
Class A1, 0.6128% 7/25/37 (e)(k)	34	24
Class A2, 0.6628% 7/25/37 (e)(k)	31	16
Class B1, 1.9428% 7/25/37 (e)(k)	9	2
Class B2, 2.5928% 7/25/37 (e)(k)	8	1
Class B3, 3.6928% 7/25/37 (e)(k)	9	2
Class M1, 0.7128% 7/25/37 (e)(k)	11	4
Class M2, 0.7528% 7/25/37 (e)(k)	6	2
Class M3, 0.8328% 7/25/37 (e)(k)	6	2
Class M4, 0.9928% 7/25/37 (e)(k)	12	3
Class M5, 1.0928% 7/25/37 (e)(k)	11	2
Class M6, 1.3428% 7/25/37 (e)(k)	13	2
Series 2007-3:
Class A2, 0.6328% 7/25/37 (e)(k)	42	22
Class B1, 1.2928% 7/25/37 (e)(k)	8	2
Class B2, 1.9428% 7/25/37 (e)(k)	21	4
Class B3, 4.3428% 7/25/37 (e)(k)	11	2
Class M1, 0.6528% 7/25/37 (e)(k)	8	3
Class M2, 0.6828% 7/25/37 (e)(k)	8	3
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Class M3, 0.7128% 7/25/37 (e)(k)	$ 13	$ 4
Class M4, 0.8428% 7/25/37 (e)(k)	20	6
Class M5, 0.9428% 7/25/37 (e)(k)	10	3
Class M6, 1.1428% 7/25/37 (e)(k)	8	2
Series 2007-4A:
Class B1, 2.8928% 9/25/37 (e)(k)	12	2
Class B2, 3.7928% 9/25/37 (e)(k)	45	5
Class M1, 1.2928% 9/25/37 (e)(k)	12	3
Class M2, 1.3928% 9/25/37 (e)(k)	12	3
Class M4, 1.9428% 9/25/37 (e)(k)	31	5
Class M5, 2.0928% 9/25/37 (e)(k)	31	5
Class M6, 2.2928% 9/25/37 (e)(k)	31	4
Series 2004-1 Class IO, 1.25% 4/25/34 (e)(n)	192	7
Series 2007-5A Class IO, 3.047% 10/25/37 (e)(k)(n)	437	47
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7769% 3/15/19 (e)(k)	36	18
Class H, 0.9869% 3/15/19 (e)(k)	25	10
Class J, 1.1869% 3/15/19 (e)(k)	18	7
Series 2007-BBA8:
Class D, 0.5869% 3/15/22 (e)(k)	25	16
Class E, 0.6369% 3/15/22 (e)(k)	128	79
Class F, 0.6869% 3/15/22 (e)(k)	78	45
Class G, 0.7369% 3/15/22 (e)(k)	20	11
Class H, 0.8869% 3/15/22 (e)(k)	25	12
Class J, 1.0369% 3/15/22 (e)(k)	25	10
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	30	30
Series 2004-PWR3 Class A3, 4.487% 2/11/41	79	81
Series 2006-T24 Class A1, 4.905% 10/12/41 (k)	54	55
Series 2007-PW16 Class A4, 5.9076% 6/11/40 (k)	44	44
Series 2007-PW17 Class A1, 5.282% 6/11/50	21	22
Series 2007-T26 Class A1, 5.145% 1/12/45 (k)	21	22
Series 2003-PWR2 Class X2, 0.5984% 5/11/39 (e)(k)(n)	581	4
Series 2006-PW13 Class A3, 5.518% 9/11/41	265	274
Series 2006-PW14 Class X2, 0.8482% 12/11/38 (e)(k)(n)	1,017	20
Series 2006-T22:
Class A1, 5.415% 4/12/38 (k)	8	8
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2006-T22:
Class A4, 5.6286% 4/12/38 (k)	$ 9	$ 9
Series 2007-PW15 Class A1, 5.016% 2/11/44	10	11
Series 2007-PW16:
Class B, 5.9076% 6/11/40 (e)(k)	12	4
Class C, 5.9076% 6/11/40 (e)(k)	10	3
Class D, 5.9076% 6/11/40 (e)(k)	10	3
Series 2007-PW18 Class X2, 0.4862% 6/11/50 (e)(k)(n)	7,006	94
Series 2007-T28:
Class A1, 5.422% 9/11/42	12	13
Class X2, 0.3328% 9/11/42 (e)(k)(n)	3,504	29
C-BASS Trust floater Series 2006-SC1 Class A, 0.6128% 5/25/36 (e)(k)	44	27
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (e)	88	93
Class XCL, 2.3619% 5/15/35 (e)(k)(n)	1,024	33
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	30	30
Class F, 7.734% 1/15/32	16	16
Series 2001-245 Class A2, 6.4842% 2/12/16 (e)(k)	75	77
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.6469% 8/16/21 (e)(k)	27	22
Class G, 0.6669% 8/15/21 (e)(k)	20	15
Class H, 0.7069% 8/15/21 (e)(k)	16	11
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	430	432
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (e)	127	111
Series 2007-C6:
Class A1, 5.622% 12/10/49 (k)	685	701
Class A4, 5.8882% 12/10/49 (k)	249	246
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A1, 4.977% 12/11/49	15	15
Class A2A, 5.237% 12/11/49	67	68
Class A4, 5.322% 12/11/49	110	104
Series 2007-CD4:
Class A3, 5.293% 12/11/49	73	72
Class C, 5.476% 12/11/49	141	39
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 6.0152% 5/15/46 (k)	$ 75	$ 77
Series 2006-C1 Class B, 5.359% 8/15/48	225	41
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.5669% 4/15/17 (e)(k)	168	136
Class C, 0.6069% 4/15/17 (e)(k)	60	47
Class D, 0.6469% 4/15/17 (e)(k)	43	33
Class E, 0.7069% 4/15/17 (e)(k)	14	10
Class F, 0.7469% 4/15/17 (e)(k)	8	5
Class G, 0.8869% 4/15/17 (e)(k)	8	4
Class H, 0.9569% 4/15/17 (e)(k)	8	3
Class J, 1.1869% 4/15/17 (e)(k)	6	2
Series 2005-FL11:
Class C, 0.6369% 11/15/17 (e)(k)	76	68
Class D, 0.6769% 11/15/17 (e)(k)	4	4
Class E, 0.7269% 11/15/17 (e)(k)	14	12
Class F, 0.7869% 11/15/17 (e)(k)	11	9
Class G, 0.8369% 11/15/17 (e)(k)	8	5
Series 2006-FL12 Class AJ, 0.4669% 12/15/20 (e)(k)	107	88
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (k)	2	2
Series 2006-C8 Class A3, 5.31% 12/10/46	214	215
Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (e)	127	127
Series 2007-C9 Class A4, 6.0098% 12/10/49 (k)	166	167
Series 2006-C8 Class B, 5.44% 12/10/46	130	46
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (k)	4	4
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	93	90
Series 2006-C5 Class AJ, 5.373% 12/15/39	152	79
Series 2007-C2:
Class A1, 5.269% 1/15/49	2	2
Class A2, 5.448% 1/15/49 (k)	435	444
Class A3, 5.542% 1/15/49 (k)	150	137
Series 2007-C3:
Class A1, 5.664% 6/15/39 (k)	5	5
Class A4, 5.9118% 6/15/39 (k)	45	41
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-C4 Class AAB, 5.439% 9/15/39	$ 427	$ 443
Series 2007-C5 Class A4, 5.695% 9/15/40 (k)	68	61
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6869% 4/15/22 (e)(k)	268	105
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	75	79
Series 2004-C1:
Class A3, 4.321% 1/15/37	20	21
Class A4, 4.75% 1/15/37	35	36
Series 1998-C1 Class D, 7.17% 5/17/40	7	7
Series 1999-C1 Class E, 8.1581% 9/15/41 (k)	33	33
Series 2001-CK6 Class AX, 1.1925% 8/15/36 (k)(n)	201	2
Series 2001-CKN5 Class AX, 2.3088% 9/15/34 (e)(k)(n)	610	11
Series 2004-C1 Class ASP, 1.1321% 1/15/37 (e)(k)(n)	4,150	31
Series 2006-C1 Class A3, 5.711% 2/15/39 (k)	396	404
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.4869% 2/15/22 (e)(k)	28	18
Series 2007-TFL1:
Class C:
0.5069% 2/15/22 (e)(k)	84	46
0.6069% 2/15/22 (e)(k)	30	14
Class F, 0.6569% 2/15/22 (e)(k)	60	24
sequential payer Series 2007-C1:
Class A1, 5.227% 2/15/40	5	5
Class A2, 5.268% 2/15/40	1,760	1,799
Series 2007-C1:
Class ASP, 0.6107% 2/15/40 (k)(n)	1,404	19
Class B, 5.487% 2/15/40 (e)(k)	115	13
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	27	26
Class G, 6.936% 3/15/33 (e)	49	47
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	443	406
Series 2001-1 Class X1, 1.255% 5/15/33 (e)(k)(n)	754	5
Series 2005-C1 Class B, 4.846% 6/10/48 (k)	21	16
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GE Capital Commercial Mortgage Corp.: - continued
sequential payer:
Series 2007-C1 Class XP, 0.3803% 12/10/49 (k)(n)	$ 872	$ 6
GMAC Commercial Mortgage Securities, Inc. Series 2005-C1 Class X2, 0.8502% 5/10/43 (k)(n)	343	3
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.47% 11/5/21 (e)(k)	28	19
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	36	36
Series 2007-GG11:
Class A1, 5.358% 12/10/49	44	46
Class A2, 5.597% 12/10/49	150	154
Series 2007-GG9:
Class A1, 5.233% 3/10/39	0*	0*
Class A4, 5.444% 3/10/39	218	211
Series 2005-GG3 Class XP, 0.6925% 8/10/42 (e)(k)(n)	1,442	18
Series 2006-GG7:
Class A3, 6.0847% 7/10/38 (k)	198	203
Class A4, 6.0847% 7/10/38 (k)	350	355
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (e)(n)	1,782	20
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.5247% 6/6/20 (e)(k)	4	3
Class D, 0.5647% 6/6/20 (e)(k)	18	11
Class E, 0.6547% 6/6/20 (e)(k)	21	13
Class F, 0.7247% 6/6/20 (e)(k)	38	22
Series 2007-EOP:
Class C, 0.6047% 3/6/20 (e)(k)	44	39
Class D, 0.6547% 3/6/20 (e)(k)	117	103
Class F, 0.7647% 3/6/20 (e)(k)	4	3
Class G, 0.8047% 3/6/20 (e)(k)	2	2
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	23	24
Series 2005-GG4 Class XP, 0.7072% 7/10/39 (e)(k)(n)	1,472	20
Series 2006-GG6 Class A2, 5.506% 4/10/38	440	446
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	113	115
Series 2007-GG10:
Class A1, 5.69% 8/10/45	13	13
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Trust sequential payer: - continued
Class A2, 5.778% 8/10/45	$ 36	$ 37
Class A4, 5.9988% 8/10/45 (k)	576	541
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.5069% 11/15/18 (e)(k)	63	44
Class C, 0.5469% 11/15/18 (e)(k)	44	29
Class D, 0.5669% 11/15/18 (e)(k)	13	8
Class E, 0.6169% 11/15/18 (e)(k)	19	11
Class F, 0.6669% 11/15/18 (e)(k)	28	15
Class G, 0.6969% 11/15/18 (e)(k)	24	12
Class H, 0.8369% 11/15/18 (e)(k)	19	9
sequential payer:
Series 2006-CB14 Class A3B, 5.6694% 12/12/44 (k)	223	228
Series 2006-CB15 Class A3, 5.819% 6/12/43 (k)	113	116
Series 2006-LDP8 Class A4, 5.399% 5/15/45	48	48
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (k)	36	36
Class A3, 5.336% 5/15/47	31	30
Series 2007-CB19 Class A4, 5.9366% 2/12/49 (k)	263	254
Series 2007-LD11 Class A2, 5.9913% 6/15/49 (k)	211	216
Series 2007-LDP10 Class A1, 5.122% 1/15/49	5	5
Series 2007-LDPX Class A3, 5.412% 1/15/49	206	193
Series 2004-LDP4 Class D, 5.2913% 10/15/42 (k)	68	38
Series 2005-CB13 Class E, 5.5269% 1/12/43 (e)(k)	38	13
Series 2005-LDP3 Class A3, 4.959% 8/15/42	480	487
Series 2006-CB17 Class A3, 5.45% 12/12/43	21	22
Series 2007-CB19:
Class B, 5.9366% 2/12/49 (k)	6	2
Class C, 5.9366% 2/12/49 (k)	17	6
Class D, 5.9366% 2/12/49 (k)	18	6
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (k)	14	2
Class CS, 5.466% 1/15/49 (k)	6	1
Class ES, 5.5451% 1/15/49 (e)(k)	39	2
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (e)	31	31
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 6.1496% 7/15/44 (k)	58	56
Series 1998-C1 Class D, 6.98% 2/18/30	31	31
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	$ 14	$ 14
Series 2001-C3 Class A1, 6.058% 6/15/20	2	2
Series 2006-C1 Class A2, 5.084% 2/15/31	34	35
Series 2006-C3 Class A1, 5.478% 3/15/32	3	3
Series 2006-C6:
Class A1, 5.23% 9/15/39	9	9
Class A2, 5.262% 9/15/39 (k)	131	134
Series 2006-C7:
Class A1, 5.279% 11/15/38	55	56
Class A2, 5.3% 11/15/38	83	85
Class A3, 5.347% 11/15/38	56	56
Series 2007-C1:
Class A1, 5.391% 2/15/40 (k)	5	6
Class A4, 5.424% 2/15/40	210	204
Series 2007-C2:
Class A1, 5.226% 2/15/40	4	4
Class A3, 5.43% 2/15/40	146	140
Series 2000-C5 Class E, 7.29% 12/15/32	5	5
Series 2001-C3 Class B, 6.512% 6/15/36	145	150
Series 2001-C7 Class D, 6.514% 11/15/33	83	83
Series 2004-C4 Class A2, 4.567% 6/15/29 (k)	5	5
Series 2005-C3 Class XCP, 0.9157% 7/15/40 (k)(n)	253	3
Series 2006-C6 Class XCP, 0.8541% 9/15/39 (k)(n)	426	8
Series 2007-C1:
Class C, 5.533% 2/15/40 (k)	165	35
Class D, 5.563% 2/15/40 (k)	30	5
Class E, 5.582% 2/15/40 (k)	15	2
Class XCP, 0.5131% 2/15/40 (k)(n)	171	2
Series 2007-C6 Class A4, 5.858% 7/15/40 (k)	94	91
Series 2007-C7:
Class A3, 5.866% 9/15/45	245	240
Class XCP, 0.4535% 9/15/45 (k)(n)	5,887	69
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (e)	21	22
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (e)	114	100
Class C, 4.13% 11/20/37 (e)	324	275
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.5669% 9/15/21 (e)(k)	24	20
Class E, 0.6269% 9/15/21 (e)(k)	86	68
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA: - continued
Class F, 0.6769% 9/15/21 (e)(k)	$ 52	$ 38
Class G, 0.6969% 9/15/21 (e)(k)	102	67
Class H, 0.7369% 9/15/21 (e)(k)	26	10
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	133	140
Merrill Lynch Mortgage Trust:
sequential payer Series 2007-C1 Class A1, 4.533% 6/12/50	12	12
Series 2005-CKL1 Class A3, 5.405% 11/12/37 (k)	123	125
Series 2005-LC1 Class F, 5.5536% 1/12/44 (e)(k)	65	23
Series 2006-C1 Class A2, 5.7934% 5/12/39 (k)	106	110
Series 2007-C1 Class A4, 6.0197% 6/12/50 (k)	284	280
Series 2008-C1 Class A4, 5.69% 2/12/51	160	156
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3701% 12/12/49 (k)	35	32
sequential payer:
Series 2006-1 CLass A3, 5.6441% 2/12/39 (k)	80	82
Series 2006-4 Class ASB, 5.133% 12/12/49 (k)	64	66
Series 2007-5:
Class A1, 4.275% 8/12/48	3	4
Class A3, 5.364% 8/12/48	499	490
Class A4, 5.378% 8/12/48	3	3
Class B, 5.479% 2/12/17	225	16
Series 2007-6:
Class A1, 5.175% 3/12/51	5	5
Class A4, 5.485% 3/12/51 (k)	550	509
Series 2007-7 Class A4, 5.81% 6/12/50 (k)	263	251
Series 2007-8 Class A1, 4.622% 8/12/49	10	10
Series 2006-4 Class XP, 0.816% 12/12/49 (k)(n)	1,291	26
Series 2007-6 Class B, 5.635% 3/12/51 (k)	75	21
Series 2007-7 Class B, 5.75% 6/12/50	7	1
Series 2007-8 Class A3, 6.1549% 8/12/49 (k)	65	65
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF Class J, 0.797% 8/15/19 (e)(k)	2	2
Series 2006-XLF:
Class C, 1.537% 7/15/19 (e)(k)	37	5
Class F, 0.657% 7/15/19 (e)(k)	72	65
Class G, 0.697% 7/15/19 (e)(k)	41	29
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater: - continued
Series 2007-XCLA Class A1, 0.537% 7/17/17 (e)(k)	$ 115	$ 48
Series 2007-XLCA Class B, 0.837% 7/17/17 (e)(k)	89	3
Series 2007-XLFA:
Class C, 0.497% 10/15/20 (e)(k)	43	17
Class D, 0.527% 10/15/20 (e)(k)	30	7
Class E, 0.587% 10/15/20 (e)(k)	38	5
Class F, 0.637% 10/15/20 (e)(k)	23	2
Class G, 0.677% 10/15/20 (e)(k)	28	2
Class H, 0.767% 10/15/20 (e)(k)	18	1
Class J, 0.917% 10/15/20 (e)(k)	20	0*
Class MHRO, 1.027% 10/15/20 (e)(k)	18	3
Class MJPM, 1.337% 10/15/20 (e)(k)	6	4
Class MSTR, 1.037% 10/15/20 (e)(k)	11	2
Class NHRO, 1.227% 10/15/20 (e)(k)	27	4
Class NSTR, 1.187% 10/15/20 (e)(k)	9	1
sequential payer:
Series 2003-IQ5 Class X2, 0.9866% 4/15/38 (e)(k)(n)	231	2
Series 2005-IQ9 Class A3, 4.54% 7/15/56	111	111
Series 2006-HQ10 Class A1, 5.131% 11/12/41	17	18
Series 2006-T23 Class A1, 5.682% 8/12/41	51	52
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	9	9
Class A31, 5.439% 2/12/44 (k)	38	38
Series 2007-IQ13 Class A1, 5.05% 3/15/44	10	10
Series 2007-IQ14 Class A1, 5.38% 4/15/49	22	23
Series 2007-T25 Class A2, 5.507% 11/12/49	74	78
Series 2003-IQ6 Class X2, 0.7193% 12/15/41 (e)(k)(n)	485	4
Series 2005-IQ9 Class X2, 1.2108% 7/15/56 (e)(k)(n)	882	14
Series 2006-HQ8 Class A3, 5.61% 3/12/44 (k)	116	119
Series 2006-HQ9 Class B, 5.832% 7/12/44 (k)	111	72
Series 2006-IQ11:
Class A3, 5.9045% 10/15/42 (k)	124	129
Class A4, 5.9405% 10/15/42 (k)	23	24
Series 2006-IQ12 Class B, 5.468% 12/15/43	75	26
Series 2006-T23 Class A3, 5.9806% 8/12/41 (k)	38	40
Series 2007-HQ11 Class B, 5.538% 2/20/44 (k)	136	48
Series 2007-HQ12 Class A2, 5.8121% 4/12/49 (k)	535	536
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (k)	$ 113	$ 104
Class B, 5.9135% 4/15/49 (k)	18	5
Series 2007-XLC1:
Class C, 0.937% 7/17/17 (e)(k)	121	4
Class D, 1.037% 7/17/17 (e)(k)	57	2
Class E, 1.137% 7/17/17 (e)(k)	47	1
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	1	1
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)	474	451
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	51	52
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	9	9
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (e)	64	65
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.5369% 1/15/18 (e)(k)	58	58
Series 2006-WL7A:
Class E, 0.6169% 9/15/21 (e)(k)	78	42
Class F, 0.6769% 8/11/18 (e)(k)	85	42
Class G, 0.6969% 8/11/18 (e)(k)	80	39
Class J, 0.9369% 8/11/18 (e)(k)	18	4
Series 2007-WHL8:
Class AP1, 1.0369% 6/15/20 (e)(k)	5	3
Class AP2, 1.1369% 6/15/20 (e)(k)	9	4
Class F, 0.8169% 6/15/20 (e)(k)	168	42
Class LXR1, 1.0369% 6/15/20 (e)(k)	9	4
Class LXR2, 1.1369% 6/15/20 (e)(k)	115	46
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	19	19
Series 2003-C7 Class A1, 4.241% 10/15/35 (e)	125	127
Series 2003-C8 Class A3, 4.445% 11/15/35	327	333
Series 2006-C27 Class A2, 5.624% 7/15/45	67	68
Series 2006-C29 Class A3, 5.313% 11/15/48	199	202
Series 2007-C30:
Class A1, 5.031% 12/15/43	8	8
Class A3, 5.246% 12/15/43	64	64
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C30:
Class A4, 5.305% 12/15/43	$ 377	$ 363
Class A5, 5.342% 12/15/43	80	71
Series 2007-C31:
Class A1, 5.14% 4/15/47	4	4
Class A4, 5.509% 4/15/47	170	155
Series 2007-C32:
Class A2, 5.7351% 6/15/49 (k)	230	236
Class A3, 5.9286% 6/15/49 (k)	127	121
Series 2003-C6 Class G, 5.125% 8/15/35 (e)(k)	36	30
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (e)(k)	58	54
Class 180B, 5.5782% 10/15/41 (e)(k)	26	23
Series 2005-C19 Class B, 4.892% 5/15/44	75	51
Series 2005-C22:
Class B, 5.5348% 12/15/44 (k)	166	91
Class F, 5.5348% 12/15/44 (e)(k)	125	33
Series 2006-C23 Class A5, 5.416% 1/15/45 (k)	350	352
Series 2006-C29 Class E, 5.516% 11/15/48 (k)	75	22
Series 2007-C30:
Class C, 5.483% 12/15/43 (k)	225	36
Class D, 5.513% 12/15/43 (k)	120	14
Class XP, 0.6284% 12/15/43 (e)(k)(n)	864	13
Series 2007-C31 Class C, 5.8829% 4/15/47 (k)	21	4
Series 2007-C31A Class A2, 5.421% 4/15/47	2,000	2,040
Series 2007-C32:
Class D, 5.9286% 6/15/49 (k)	56	10
Class E, 5.9286% 6/15/49 (k)	89	15
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 6.0995% 2/15/51 (k)	50	47
Series 2007-C33 Class B, 6.0995% 2/15/51 (k)	126	39
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $24,497)		28,494
Municipal Securities - 0.1%

California Gen. Oblig.:
6.2% 3/1/19	300	311
7.5% 4/1/34	240	252
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California Gen. Oblig.: - continued
7.55% 4/1/39	$ 360	$ 381
Illinois Gen. Oblig. Series 2010, 4.421% 1/1/15	260	263
TOTAL MUNICIPAL SECURITIES (Cost $1,170)		1,207
Fixed-Income Funds - 11.8%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (l)	99,324	10,487
Fidelity High Income Central Fund 2 (l)	198,618	20,432
Fidelity Mortgage Backed Securities Central Fund (l)	794,909	82,861
TOTAL FIXED-INCOME FUNDS (Cost $109,774)		113,780
Money Market Funds - 4.8%

Fidelity Cash Central Fund, 0.23% (m)	40,418,184	40,418
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(m)	5,945,190	5,945
TOTAL MONEY MARKET FUNDS (Cost $46,363)		46,363
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.2%, dated 5/28/10 due 6/1/10 (Collateralized by U.S. Treasury Obligations) # (Cost $35)	$ 35	35
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $934,902)		998,577
NET OTHER ASSETS - (3.5)%		(33,789)
NET ASSETS - 100%		$ 964,788
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $69,000) (j)

	Sept. 2037	$ 243	$ (230)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $46,500) (j)	Sept. 2037	162	(153)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C)(i)	Feb. 2034	1	(1)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C)(i)	Dec. 2034	79	(77)
TOTAL CREDIT DEFAULT SWAPS		$ 485	$ (461)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.2857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	7,613	8
TOTAL INTEREST RATE SWAPS		$ 7,613	$ 8
		$ 8,098	$ (453)
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,758,000 or 2.3% of net assets.

(f) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $1,825,000 or 0.2% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) A portion of the security is subject to a forward commitment to sell.

(i) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's® Investors Service, Inc. Where Moody's ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(j) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(k) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(m) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

* Amount represents less than $1,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$35,000 due 6/01/10 at 0.20%
BNP Paribas Securities Corp.	$ 16
Bank of America, NA	6
Barclays Capital, Inc.	10
Deutsche Bank Securities, Inc.	1
Mizuho Securities USA, Inc.	2
$ 35
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 58
Fidelity Corporate Bond 1-10 Year Central Fund	690
Fidelity High Income Central Fund 2	1,192
Fidelity Mortgage Backed Securities Central Fund	2,387
Fidelity Securities Lending Cash Central Fund	20
Total	$ 4,347
Affiliated Central Funds - continued
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 24,590	$ -	$ 14,990	$ 10,487	0.4%
Fidelity High Income Central Fund 2	19,042	6,241	6,499	20,432	4.0%
Fidelity Mortgage Backed Securities Central Fund	78,650	2,387	-	82,861	1.0%
Total	$ 122,282	$ 8,628	$ 21,489	$ 113,780
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 59,051	$ 59,051	$ -	$ -
Consumer Staples	62,852	62,852	-	-
Energy	60,193	59,213	-	980
Financials	92,962	92,406	-	556
Health Care	63,281	63,281	-	-
Industrials	66,748	66,748	-	-
Information Technology	108,266	108,266	-	-
Materials	19,561	19,561	-	-
Telecommunication Services	17,510	17,510	-	-
Utilities	20,216	20,216	-	-
Corporate Bonds	69,374	-	69,374	-
U.S. Government and Government Agency Obligations	144,842	-	144,842	-
U.S. Government Agency - Mortgage Securities	9,920	-	9,920	-
Asset-Backed Securities	9,286	-	8,818	468
Collateralized Mortgage Obligations	4,636	-	4,586	50
Commercial Mortgage Securities	28,494	-	27,011	1,483
Municipal Securities	1,207	-	1,207	-
Fixed-Income Funds	113,780	113,780	-	-
Money Market Funds	46,363	46,363	-	-
Cash Equivalents	35	-	35	-
Total Investments in Securities:	$ 998,577	$ 729,247	$ 265,793	$ 3,537
Derivative Instruments:
Assets
Swap Agreements	$ 8	$ -	$ 8	$ -
Liabilities
Swap Agreements	$ (461)	$ -	$ (383)	$ (78)
Total Derivative Instruments:	$ (453)	$ -	$ (375)	$ (78)
Other Financial Instruments
Forward Commitments:	$ (82)	$ -	$ (82)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 4,016
Total Realized Gain (Loss)	61
Total Unrealized Gain (Loss)	568
Cost of Purchases	578
Proceeds of Sales	(391)
Amortization/Accretion	77
Transfers in to Level 3	468
Transfers out of Level 3	(1,840)
Ending Balance	$ 3,537
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2010	$ 558
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (78)
Total Unrealized Gain (Loss)	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (78)
Realized gain (loss) on Swap Agreements for the period	$ 2
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at May 31, 2010	$ (2)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $945,383,000. Net unrealized appreciation aggregated $53,194,000, of which $83,971,000 related to appreciated investment securities and $30,777,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, municipal securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation), and as a result, swaps are generally categorized as Level 2 in the hierarchy. Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a credit default swap in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $485 representing .05% of net assets.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2010